Leases - Additional Information (Details) - PEN (S/) S/ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Additions of right-of-use assets	S/ 774	S/ 4,653
commercial offices and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions of right-of-use assets	S/ 774	S/ 4,653